Cover	Sep. 15, 2021
Cover [Abstract]
Entity Registrant Name	TPT Global Tech, Inc
Entity Central Index Key	0001661039
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Sep. 15, 2021
Entity Ex Transition Period	false
Entity File Number	333-222094
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	81-3903357
Entity Address Address Line 1	501 West Broadway
Entity Address Address Line 2	Suite 800
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92101
City Area Code	619
Local Phone Number	301-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false